STATEMENTS OF CASH FLOWS - MG Cleaners Llc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 70,209	$ 105,715	$ 178,015	$ 91,459
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	38,199	38,729	77,458	75,168
Impairment loss on inventory			24,905	0
Bad debt expense	61	23,219	55,872	4,894
(Gain) loss on asset sale	0	(393)	(393)	0
Gain on settlement of accrued liability			(10,971)	0
Changes in:
Accounts receivable	(64,389)	37,294	(132,825)	110,620
Inventory	(34,974)	(36,779)	(24,210)	2,964
Prepaid expenses and other current assets	(2,812)	0
Accounts payable	44,470	(40,634)	13,959	117,126
Accrued expenses and other liabilities	(138,980)	(1,867)	37,858	(8,334)
Net cash provided by (used in) operating activities	(88,216)	125,284	219,668	393,897
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from the sale of property and equipment	0	1,000	1,000	0
Cash paid for purchase of property and equipment	0	(5,000)	(6,200)	(63,108)
Net cash used in investing activities	0	(4,000)	(5,200)	(63,108)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from secured line of credit, net	322,303	0
Proceeds from notes payable	25	70,700	70,700	290,446
Payments on notes payable	(148,014)	(58,743)	(95,005)	(224,220)
Proceeds from member contributions	41,784	20,856	71,898	50,477
Payments for member distributions	(128,209)	(95,307)	(239,993)	(450,795)
Net cash used in financing activities	87,889	(62,494)	(192,400)	(334,092)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(327)	58,790	22,068	(3,303)
CASH AND CASH EQUIVALENTS, beginning of period	22,461	393	393	3,696
CASH AND CASH EQUIVALENTS, end of period	22,134	59,183	22,461	393
Supplemental disclosures:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	$ 45,666	$ 25,823	$ 33,712	$ 37,894